Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment voyage	Dec. 31, 2020 USD ($) voyage	Dec. 31, 2019 USD ($)
Inventory [Line Items]
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for doubtful accounts	0	0	0
Inventories	$ 8,653,000	12,036,000
Vessels, useful life	25 years
Derivatives	$ 0	$ 0	$ 0
Number of voyage realised where a vessel was employed under the voyage charter | voyage	3	2
Number of voyage charters completed in the same period | voyage		1
Number of reportable segments | segment	1
Number of operating segments | segment	1
Bunkers
Inventory [Line Items]
Inventories	$ 3,863,000	$ 8,346,000
Lubricants
Inventory [Line Items]
Inventories	$ 4,790,000	$ 3,690,000